REVENUE AND COST OF SALES (Details 1) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Production Costs	$ 5,847	$ 0
Stand-by And Ramp-up Costs	0	246
Depreciation And Depletion	459	463
Cost Of Sales	$ 6,306	$ 709